THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
FORM 13F FILED ON 11/5/2008 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
EXPIRED ON 11/14/2008.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
				   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
		Name: 	 ClariVest Asset Management LLC
		Address: 11452 El Camino Real, Suite 250
			 San Diego, CA 92130
		Form 13F File Number: 28-12126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Tiffany A. Ayres
Title: 		General Counsel, Chief Compliance Officer
Phone: 		858-480-2447
Signature, 		Place, 			and Date of Signing:
Tiffany A. Ayres	San Diego, CA		November 17, 2009

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 	0
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	$480 (thousands)

List of Other Included Managers:
None

        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LIFE SCIENCES RESH INC         COM              532169109      480    13700 SH       Sole                    13700                 0
